Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended			0 Months Ended
	Dec. 20, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jul. 28, 2011	Nov. 21, 2013 Mg	Jun. 13, 2012
Business Acquisition [Abstract]
Revolving credit facility face value		$ 300,000
Selling, general, and administrative expenses		92,103	64,663	61,623
Liabilities
Bargain purchase gain		(29,538)	0	0
Step Acquisition [Abstract]
Step acquisition equity interest (in hundredths)	50.00%
Step acquisition total purchase Price	5,000
Step acquisition purchase price, cash paid	4,500
Amount due under step acquisition	500
Gain on remeasurement of equity investment	1,655	0	1,655	0
Step acquisition, goodwill amount	3,371	0	3,205
Alden Resources, LLC [Member]
Business Acquisition [Abstract]
Percentage of interest acquired (in hundredths)					100.00%
Purchase price					73,200
Purchase price, cash paid					18,200
Purchase price, financed with bank debt					55,000
Liabilities
Consideration paid					18,200
Quebec Silicon Limited Partnership [Member]
Business Acquisition [Abstract]
Percentage of interest acquired (in hundredths)							51.00%
Purchase price, cash paid		8,803
Percentage finished goods purchased (in hundredths)		51.00%
Right to purchase the plant output (in hundredths)							49.00%
Payments for Previous Acquisition			1,346
Purchase price, financed with revolving credit facility							31,800
Revolving credit facility face value		300,000
Liabilities
Consideration paid		8,803
Silicon Technology (Pty), Ltd [Member]
Business Acquisition [Abstract]
Percentage of interest acquired (in hundredths)						100.00%
Purchase price, cash paid						4,000
Annual production capacity of acquiree (in metric tons)						45,000
Percentage of increase in annual capacity due to opportunistic acquisition (in hundredths)						30.00%
Necessary capital expenditures to restart operations						10,000
Selling, general, and administrative expenses		1,665
Property, plant and equipment allocated to land		4,599
Property, plant and equipment allocated to construction in progress		41,668
Assets
Current assets						2,399
Property, plant and equipment						46,267
Total assets acquired						48,666
Liabilities
Accounts payable						423
Accrued expenses						206
Deferred tax liabilities						13,346
Other long-term liabilities						1,153
Total liabilities assumed						15,128
Net assets acquired						33,538
Consideration paid						4,000
Bargain purchase gain						29,538
Amounts Recognized as of Acquisition Date (as previously reported) [Member] | Silicon Technology (Pty), Ltd [Member]
Business Acquisition [Abstract]
Purchase price, cash paid						4,000
Assets
Current assets						2,298
Property, plant and equipment						46,500
Total assets acquired						48,798
Liabilities
Accounts payable						317
Accrued expenses						478
Deferred tax liabilities						11,760
Other long-term liabilities						10,000
Total liabilities assumed						22,555
Net assets acquired						26,243
Consideration paid						4,000
Bargain purchase gain						22,243
Measurement Period Adjustments [Member] | Silicon Technology (Pty), Ltd [Member]
Business Acquisition [Abstract]
Purchase price, cash paid						0
Assets
Current assets						101
Property, plant and equipment						(233)
Total assets acquired						(132)
Liabilities
Accounts payable						106
Accrued expenses						(272)
Deferred tax liabilities						1,586
Other long-term liabilities						(8,847)
Total liabilities assumed						(7,427)
Net assets acquired						7,295
Consideration paid						0
Bargain purchase gain						$ 7,295